Financial Instruments - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash flow hedging reserve description	The related hedge transactions for balance in cash flow hedging reserves as at March 31, 2019 are expected to occur and be reclassified to the consolidated statement of income over a period of two years.
Description of concentration of risk	No single customer accounted for more than 10% of the accounts receivable as at March 31, 2018 and 2019, respectively, or revenues for the year ended March 31, 2017, 2018 and 2019
Interest rate risk [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest expense	₨ 866
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase/decrease in spot exchange rate of the Indian rupee with the U.S. dollar	1	₨ 1
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments	₨ 457	₨ 365
Increase/decrease in respective foreign currencies compared to functional currency	1.00%	1.00%
Currency risk [member] | Indian Rupee [member]
Disclosure of detailed information about financial instruments [line items]
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments	₨ 2,002	₨ 1,500
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments in statement of income	602	414
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	₨ 1,400	₨ 1,086